Acquisitions - Additional Information (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands									3 Months Ended		12 Months Ended
	Oct. 28, 2026	Jan. 01, 2026	Dec. 15, 2025	Oct. 22, 2025	Oct. 16, 2025	Aug. 25, 2025	Jan. 01, 2025	Sep. 12, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Business Combination, Acquisition-Related Cost, Expense												$ (264)
Other Liabilities, Current											$ 1,437	1,938
Revenues									$ 2,373	$ (154)	(2,433)	5,464
Business Combination, Contingent Consideration, Liability											$ 0	$ 98,150	$ 285,378
Trade Names [Member]
Business Combination [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life											4 years	4 years
Customer Relationships [Member]
Business Combination [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life											12 years 8 months 12 days	12 years 8 months 12 days
RapidFlight Holdings [Member]
Business Combination [Line Items]
Payments to Acquire Businesses, Gross						$ 1,500
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction						202
Business Combination, Acquisition-Related Cost, Expense						1,702
RapidFlight Holdings [Member] | Developed Technology Intangible Assets [Member]
Business Combination [Line Items]
Business Combination, Acquisition-Related Cost, Expense						852
RapidFlight Holdings [Member] | Fixed Assets [Member]
Business Combination [Line Items]
Business Combination, Acquisition-Related Cost, Expense						137
RapidFlight Holdings [Member] | Inventory [Member]
Business Combination [Line Items]
Business Combination, Acquisition-Related Cost, Expense						$ 713
Veth Research Associates LLC [Member]
Business Combination [Line Items]
Payments to Acquire Businesses, Gross								$ 6,510
Business Combination, Acquisition-Related Cost, Expense												$ 264
Business Combination, Voting Equity Interest Acquired, Percentage								100.00%
Business Combination Share Acquisition								448,430
Business Combination, Consideration Transferred, Equity Interest								$ 3,547
Business Combination Consideration Transferred In Cash		$ 500					$ 2,077	3,933
Accounts Payable, Fair Value Disclosure											$ 500
Other Liabilities, Current												2,577
Revenues												873
Veth Research Associates LLC [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Assets Acquired								$ 158
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life								4 years
Veth Research Associates LLC [Member] | In Process Research and Development [Member]
Business Combination [Line Items]
Finite-Lived Intangible Assets Acquired								$ 1,232
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life								6 years
Veth Research Associates LLC [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Assets Acquired								$ 2,000
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life								8 years
Tribe Aerospace [Member]
Business Combination [Line Items]
Business Combination, Acquisition-Related Cost, Expense	$ 10,243		$ 5,243	$ 30,729	$ 5,000
Business Combination, Contingent Consideration, Liability											$ 98,150	$ 61,650
Issuance Of Equity In Settlement Of Contingent Consideration Liability											7,786,951
Amount Due To The Seller					$ 40,972
Percentage Of Interest Accrued For Business Combination				10.00%